GOODWILL AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Goodwill by Reporting Units	The following table presents the balance of the Company's goodwill by its reporting units for the periods indicated:

(in thousands)	Auto	CBB	C&I	CRE	CIB	Total
December 31, 2025 and 2024	$1,238,676	$159,027	$52,198	$1,015,130	$301,634	$2,766,665

Schedule of Intangible Assets Subject to Amortization
The following table details amounts related to the Company's intangible assets subject to amortization for the dates indicated:

	December 31, 2025		December 31, 2024
(in thousands)	Net Carrying Amount	Accumulated Amortization	Net Carrying Amount	Accumulated Amortization
Intangibles subject to amortization:
Dealer networks	$189,958	$(280,042)	$213,458	$(256,542)
Stellantis relationship	—	(138,750)	1,754	(136,996)
Other intangibles	24,069	(59,840)	33,708	(50,302)
Total intangibles subject to amortization	$214,027	$(478,632)	$248,920	$(443,840)

Schedule of Estimated Aggregate Amortization Expense Related to Intangibles, Excluding Impairment Charges
The estimated aggregate amortization expense related to intangibles, excluding any impairment charges, for each of the five succeeding calendar years ending December 31 is:

Year	Calendar Year Amount
(in thousands)
2026	$32,487
2027	28,645
2028	26,340
2029	26,340
2030	26,340
Thereafter	73,875